STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Dec. 31, 2012		$ 7,894	$ 1,216,980	$ (1,287,490)	$ (62,616)
Balance, shares at Dec. 31, 2012		7,894,111
Imputed Interest			$ 4,705		4,705
Net loss				$ (19,260)	(19,260)
Balance at Dec. 31, 2013		$ 7,894	$ 1,221,685	$ (1,306,750)	(77,171)
Balance, shares at Dec. 31, 2013		7,894,111
Imputed Interest			2,636		2,636
Forgiveness of Debt			$ 88,002		88,002
Net loss				$ (27,139)	(27,139)
Balance at Dec. 31, 2014		$ 7,894	$ 1,312,323	$ (1,333,889)	(13,672)
Balance, shares at Dec. 31, 2014		7,894,111
Net loss					(7,531)
Balance at Mar. 31, 2015					$ (21,203)